Shareholders' equity - Movements in Bonus share awards and performance unit plans (Details)															12 Months Ended
	Dec. 13, 2024 EUR (€) shares	May 25, 2024 shares	Mar. 25, 2024 EquityInstruments shares	Dec. 15, 2023 EUR (€) shares € / shares	May 25, 2023 EUR (€)	May 25, 2023 EUR (€) shares	May 25, 2023 EUR (€) EquityInstruments	May 25, 2023 EUR (€) € / shares	May 25, 2023 EUR (€)	Dec. 28, 2022 € / shares	Dec. 08, 2022 shares € / shares	Dec. 16, 2021 € / shares	Dec. 08, 2021 EUR (€) shares € / shares	Apr. 16, 2021 EUR (€) shares € / shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 shares	Dec. 31, 2024 EquityInstruments	Dec. 31, 2024	Dec. 31, 2023 EUR (€) shares EquityInstruments	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 shares	Dec. 31, 2022	Dec. 31, 2020 EUR (€)
Notes to the interim condensed consolidated statement of financial position
Capital increase arising from the vesting of bonus share awards | €															€ 3,580,000				€ 3,969,000	€ 2,218,000
Bonus share award plans
Notes to the interim condensed consolidated statement of financial position
Outstanding, Beginning balance																1,410,814			790,600		571,000	790,600
Issued																300,000			1,060,000		373,000
Exercised/Vesting																(1,074,013)			(363,000)
Forfeited/ Lapsed																(111,801)			(76,786)		(153,400)
Outstanding, Ending balance																525,000			1,410,814		790,600
Expense from share-based payment transactions | €															3,293,000,000				€ 3,020,000	€ 1,452,000			€ 1,410,814,000
AGA 2021-1
Notes to the interim condensed consolidated statement of financial position
Stock price at grant date | € / shares												€ 11.3		€ 11.3
Outstanding, Beginning balance																297,599			340,800		448,000
Issued														466,000
Exercised/Vesting																(296,166)
Forfeited/ Lapsed																			(43,201)		(107,200)
Forfeited/lapsed																(1,433)
Outstanding, Ending balance																			297,599		340,800
Vesting and holding period (year)														3 years
Instruments lapsed																1,433
AGA 2021-bis
Notes to the interim condensed consolidated statement of financial position
Stock price at grant date | € / shares													€ 12.2
Outstanding, Beginning balance																65,215			76,800		123,000
Issued													123,000
Exercised/Vesting																(65,215)		(65,215)
Forfeited/ Lapsed																			(11,585)		(46,200)
Outstanding, Ending balance																			65,215		76,800
Vesting and holding period (year)													3 years
Instruments lapsed																		35,368
AGA 2022
Notes to the interim condensed consolidated statement of financial position
Stock price at grant date | € / shares										€ 4.18	€ 4.18
Outstanding, Beginning balance																			373,000
Issued											373,000										373,000
Exercised/Vesting																			(363,000)
Forfeited/ Lapsed																			(10,000)
Outstanding, Ending balance																					373,000
AGA 2023-1
Notes to the interim condensed consolidated statement of financial position
Stock price at grant date | € / shares								€ 2.6
Outstanding, Beginning balance																300,000
Issued						300,000										300,000			300,000
Forfeited/ Lapsed																(75,000)
Forfeited/lapsed																(75,000)
Outstanding, Ending balance																525,000			300,000
Vesting and holding period (year)					4 years
Holding period (year)					4 years
Fair value per instrument at grant date | €					€ 2.6	€ 2.6	€ 2.6	€ 2.6	€ 2.6
AGA 2023-2
Notes to the interim condensed consolidated statement of financial position
Stock price at grant date | € / shares				€ 3.9
Outstanding, Beginning balance																748,000
Issued				760,000															760,000
Exercised/Vesting																(712,632)		(712,632)
Forfeited/ Lapsed																			(12,000)
Forfeited/lapsed																(35,368)
Outstanding, Ending balance																			748,000
Vesting and holding period (year)				1 year
Holding period (year)				1 year
Fair value per instrument at grant date | €				€ 3.9
AGA 2024-1
Notes to the interim condensed consolidated statement of financial position
Issued	800,000
Vesting and holding period (year)	3 years
Holding period (year)	1 year
Fair value per instrument at grant date | €	€ 23
AGA 2024-2
Notes to the interim condensed consolidated statement of financial position
Issued	800,000
Vesting and holding period (year)	3 years
Holding period (year)	1 year
Fair value per instrument at grant date | €	€ 23
AGA 2024-3
Notes to the interim condensed consolidated statement of financial position
Issued	1,577,000
Vesting and holding period (year)	3 years
Holding period (year)	1 year
Fair value per instrument at grant date | €	€ 23
AGA 2024-4
Notes to the interim condensed consolidated statement of financial position
Issued	113,000
Vesting and holding period (year)	3 years
Holding period (year)	1 year
Fair value per instrument at grant date | €	€ 23
PAGUP 2023
Notes to the interim condensed consolidated statement of financial position
Outstanding, Beginning balance | EquityInstruments																	300,000
Issued | EquityInstruments							300,000												300,000
Converted																(300,000)
Outstanding, Ending balance | EquityInstruments																			300,000
Vesting and holding period (year)					4 years
Fair value per instrument at grant date | €					€ 2.6	€ 2.6	€ 2.6	€ 2.6	€ 2.6
Expense from share-based payment transactions | €															€ 50,000				€ 122,000
Maximum shareholding in entity to be legally allowed to participate in plan									10.00%										10.00%
Minimum period to hold less than threshold value of shares to become eligible for participation in plan					1 year
Reference price per unit | € / shares								€ 2.6
Maximum | AGA 2021-1
Notes to the interim condensed consolidated statement of financial position
Fair value per instrument at grant date | €														€ 11.3
Maximum | AGA 2021-bis
Notes to the interim condensed consolidated statement of financial position
Fair value per instrument at grant date | €													€ 12.2
Minimum | AGA 2021-1
Notes to the interim condensed consolidated statement of financial position
Fair value per instrument at grant date | €														€ 9.8
Minimum | AGA 2021-bis
Notes to the interim condensed consolidated statement of financial position
Fair value per instrument at grant date | €													€ 11.4
Employees | AGA 2022
Notes to the interim condensed consolidated statement of financial position
Issued																						373,000
Pierre Broqua | AGA 2023-1
Notes to the interim condensed consolidated statement of financial position
Issued						300,000
Pierre Broqua | AGA 2024-2
Notes to the interim condensed consolidated statement of financial position
Issued	800,000
Frederic Cren | AGA 2023-1
Notes to the interim condensed consolidated statement of financial position
Issued			300,000													300,000
Frederic Cren | AGA Plan 2023-1
Notes to the interim condensed consolidated statement of financial position
Issued		300,000
Frederic Cren | PAGUP 2023
Notes to the interim condensed consolidated statement of financial position
Issued						300,000	300,000
Forfeited/ Lapsed				(300,000)
Instruments lapsed			300,000														300,000
Based On Market Condition | AGA 2021-1
Notes to the interim condensed consolidated statement of financial position
Forfeited/ Lapsed																			(20,550)
Based On Market Condition | AGA 2021-bis
Notes to the interim condensed consolidated statement of financial position
Forfeited/ Lapsed																			(4,550)
Based On Non-Market Condition | AGA 2021-1
Notes to the interim condensed consolidated statement of financial position
Forfeited/ Lapsed																			(13,719)
Based On Non-Market Condition | AGA 2021-bis
Notes to the interim condensed consolidated statement of financial position
Forfeited/ Lapsed																			(3,035)
Departure of employees | AGA 2021-1
Notes to the interim condensed consolidated statement of financial position
Forfeited/ Lapsed																			(8,932)		(22,000)
Departure of employees | AGA 2021-bis
Notes to the interim condensed consolidated statement of financial position
Forfeited/ Lapsed																			(4,000)
Forfeited/lapsed																					(27,000)
Departure of employees | AGA 2022
Notes to the interim condensed consolidated statement of financial position
Forfeited/ Lapsed																			(10,000)
Departure of employees | AGA 2023-2
Notes to the interim condensed consolidated statement of financial position
Forfeited/ Lapsed																			(12,000)
Recruitment conditions have not been reached | AGA 2021-1
Notes to the interim condensed consolidated statement of financial position
Forfeited/ Lapsed																					(85,200)
Recruitment conditions have not been reached | AGA 2021-bis
Notes to the interim condensed consolidated statement of financial position
Forfeited/lapsed																					(19,200)